Segment Report (Details) R in Millions	12 Months Ended
	Jun. 30, 2026 ZAR (R) kg t	Jun. 30, 2025 ZAR (R) t kg	Jun. 30, 2024 ZAR (R) t kg
Disclosure of operating segments [line items]
Revenue	R 99,238	R 73,896	R 61,379
Production costs1	48,435	43,149	38,995
Production profit/(loss)	50,803	30,747	22,384
Property, plant and equipment1	91,857	47,633	40,848
Capital expenditure	13,167	10,997	8,327
Operating segments
Disclosure of operating segments [line items]
Revenue	95,433	70,732	58,270
Production costs1	45,373	40,517	36,462
Production profit/(loss)	50,060	30,215	21,808
Operating segments | Total Gold
Disclosure of operating segments [line items]
Revenue	91,932	70,732	58,270
Production costs1	43,748	40,517	36,462
Production profit/(loss)	48,184	30,215	21,808
Segment assets	47,250	38,747	32,801
Capital expenditure	R 12,118	R 10,997	R 8,327
Kilograms produced | kg	44,464	46,023	48,578
Tonnes milled | t	51,404,000	50,897,000	51,319,000
Operating segments | Total Copper
Disclosure of operating segments [line items]
Revenue	R 3,501	R 0	R 0
Production costs1	1,625	0	0
Production profit/(loss)	1,876	0	0
Segment assets	31,325	0	0
Capital expenditure	R 1,049	R 0	R 0
Kilograms produced | t	18,207	0	0
Tonnes milled | t	485,000	0	0
Operating segments | Total operations
Disclosure of operating segments [line items]
Revenue	R 95,433	R 70,732	R 58,270
Production costs1	45,373	40,517	36,462
Production profit/(loss)	50,060	30,215	21,808
Segment assets	78,575	38,747	32,801
Capital expenditure	13,167	10,997	8,327
Reconciliation of segment information to the group income statement and group balance sheet
Disclosure of operating segments [line items]
Revenue	3,805	3,164	3,109
Production costs1	3,062	2,632	2,533
Production profit/(loss)	743	532	576
Unallocated amounts
Disclosure of operating segments [line items]
Property, plant and equipment1	13,282	8,886	8,047
South Africa | Operating segments | Total Gold Contracts
Disclosure of operating segments [line items]
Revenue	79,536	62,809	52,089
Production costs1	42,428	38,061	34,215
Production profit/(loss)	37,108	24,748	17,874
Segment assets	41,875	33,392	27,231
Capital expenditure	R 9,687	R 9,377	R 6,786
Kilograms produced | kg	38,560	40,916	43,477
Tonnes milled | t	47,684,000	47,110,000	47,959,000
South Africa | Operating segments | Moab Khotsong | Total Gold Contracts
Disclosure of operating segments [line items]
Revenue	R 10,775	R 9,455	R 8,108
Production costs1	6,107	5,235	4,647
Production profit/(loss)	4,668	4,220	3,461
Segment assets	10,040	8,023	6,017
Capital expenditure	R 2,380	R 2,427	R 1,330
Kilograms produced | kg	5,182	6,184	6,599
Tonnes milled | t	748,000	753,000	822,000
South Africa | Operating segments | Mponeng | Total Gold Contracts
Disclosure of operating segments [line items]
Revenue	R 19,571	R 16,079	R 10,577
Production costs1	7,850	7,046	5,808
Production profit/(loss)	11,721	9,033	4,769
Segment assets	7,595	6,051	4,438
Capital expenditure	R 2,146	R 2,043	R 890
Kilograms produced | kg	9,561	10,370	8,751
Tonnes milled | t	896,000	920,000	880,000
South Africa | Operating segments | Tshepong North | Total Gold Contracts
Disclosure of operating segments [line items]
Revenue	R 8,343	R 4,447	R 3,877
Production costs1	3,775	3,097	2,838
Production profit/(loss)	4,568	1,350	1,039
Segment assets	4,008	2,377	2,216
Capital expenditure	R 838	R 695	R 559
Kilograms produced | kg	3,977	2,900	3,248
Tonnes milled | t	776,000	673,000	726,000
South Africa | Operating segments | Tshepong South | Total Gold Contracts
Disclosure of operating segments [line items]
Revenue	R 5,191	R 4,233	R 3,734
Production costs1	3,340	2,919	2,572
Production profit/(loss)	1,851	1,314	1,162
Segment assets	3,090	2,379	2,188
Capital expenditure	R 610	R 570	R 527
Kilograms produced | kg	2,541	2,739	3,129
Tonnes milled | t	444,000	448,000	465,000
South Africa | Operating segments | Doornkop | Total Gold Contracts
Disclosure of operating segments [line items]
Revenue	R 5,834	R 4,158	R 4,198
Production costs1	3,424	3,245	3,047
Production profit/(loss)	2,410	913	1,151
Segment assets	5,320	4,264	3,715
Capital expenditure	R 1,091	R 914	R 686
Kilograms produced | kg	2,851	2,720	3,470
Tonnes milled | t	856,000	742,000	815,000
South Africa | Operating segments | Joel | Total Gold Contracts
Disclosure of operating segments [line items]
Revenue	R 2,873	R 2,484	R 2,079
Production costs1	2,106	1,864	1,664
Production profit/(loss)	767	620	415
Segment assets	1,462	1,437	1,372
Capital expenditure	R 330	R 270	R 235
Kilograms produced | kg	1,399	1,634	1,733
Tonnes milled | t	376,000	374,000	401,000
South Africa | Operating segments | Target 1 | Total Gold Contracts
Disclosure of operating segments [line items]
Revenue	R 2,865	R 2,161	R 2,262
Production costs1	2,689	2,536	2,358
Production profit/(loss)	176	(375)	(96)
Segment assets	2,025	2,067	1,951
Capital expenditure	R 402	R 491	R 488
Kilograms produced | kg	1,409	1,387	1,859
Tonnes milled | t	406,000	391,000	462,000
South Africa | Operating segments | Kusasalethu | Total Gold Contracts
Disclosure of operating segments [line items]
Revenue	R 6,465	R 5,594	R 4,638
Production costs1	4,464	4,000	3,682
Production profit/(loss)	2,001	1,594	956
Segment assets	1,023	690	520
Capital expenditure	R 371	R 461	R 226
Kilograms produced | kg	3,198	3,629	3,842
Tonnes milled | t	520,000	544,000	584,000
South Africa | Operating segments | Masimong | Total Gold Contracts
Disclosure of operating segments [line items]
Revenue	R 3,231	R 2,245	R 2,137
Production costs1	2,288	1,973	1,857
Production profit/(loss)	943	272	280
Segment assets	118	62	0
Capital expenditure	R 89	R 111	R 44
Kilograms produced | kg	1,562	1,478	1,780
Tonnes milled | t	415,000	424,000	473,000
South Africa | Operating segments | Mine Waste Solutions | Total Gold Contracts
Disclosure of operating segments [line items]
Revenue	R 5,507	R 4,458	R 4,016
Production costs1	2,434	2,221	2,047
Production profit/(loss)	3,073	2,237	1,969
Segment assets	4,974	4,563	3,546
Capital expenditure	R 674	R 1,061	R 1,463
Kilograms produced | kg	2,680	2,996	3,770
Tonnes milled | t	24,986,000	23,054,000	22,655,000
South Africa | Operating segments | All other surface operations | Total Gold Contracts
Disclosure of operating segments [line items]
Revenue	R 8,881	R 7,495	R 6,463
Production costs1	3,951	3,925	3,695
Production profit/(loss)	4,930	3,570	2,768
Segment assets	2,220	1,479	1,268
Capital expenditure	R 756	R 334	R 338
Kilograms produced | kg	4,200	4,879	5,296
Tonnes milled | t	17,261,000	18,787,000	19,676,000
International operations | Operating segments | Hidden Valley | Total Gold Contracts
Disclosure of operating segments [line items]
Revenue	R 12,396	R 7,923	R 6,181
Production costs1	1,320	2,456	2,247
Production profit/(loss)	11,076	5,467	3,934
Segment assets	5,375	5,355	5,570
Capital expenditure	R 2,431	R 1,620	R 1,541
Kilograms produced | kg	5,904	5,107	5,101
Tonnes milled | t	3,720,000	3,787,000	3,360,000
International operations | Operating segments | CSA | Copper (b)
Disclosure of operating segments [line items]
Revenue	R 3,501	R 0	R 0
Production costs1	1,625	0	0
Production profit/(loss)	1,876	0	0
Segment assets	31,325	0	0
Capital expenditure	R 1,049	R 0	R 0
Kilograms produced | t	18,207	0	0
Tonnes milled | t	485,000	0	0
International operations | Operating segments | Total Gold Contracts
Disclosure of operating segments [line items]
Revenue	R 12,396	R 7,923	R 6,181
Production costs1	1,320	2,456	2,247
Production profit/(loss)	11,076	5,467	3,934
Segment assets	5,375	5,355	5,570
Capital expenditure	R 2,431	R 1,620	R 1,541
Kilograms produced | kg	5,904	5,107	5,101
Tonnes milled | t	3,720,000	3,787,000	3,360,000
International operations | Operating segments | Copper (b)
Disclosure of operating segments [line items]
Revenue	R 3,501	R 0	R 0
Production costs1	1,625	0	0
Production profit/(loss)	1,876	0	0
Segment assets	31,325	0	0
Capital expenditure	R 1,049	R 0	R 0
Kilograms produced | t	18,207	0	0
Tonnes milled | t	485,000	0	0